Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement
Actuarial (gains)/losses due to changes in financial assumptions	€ 60	€ (30)
Experience (gains) losses	10	19
Return on plan assets	(23)	21
Change in asset ceiling	(5)	5
Remeasurements	42	15	€ 33
Italian defined benefit plans
Statement
Actuarial (gains)/losses due to changes in financial assumptions	7
Experience (gains) losses	(2)	1
Remeasurements	5	1
Foreign defined benefit plan
Statement
Actuarial (gains)/losses due to changes in financial assumptions	50	(31)
Experience (gains) losses	(9)	6
Return on plan assets	(23)	21
Change in asset ceiling	(5)	5
Remeasurements	13	1
FISDE and other foreign medical plans
Statement
Actuarial (gains)/losses due to changes in financial assumptions	3	1
Experience (gains) losses	21	12
Remeasurements	€ 24	€ 13